Note 8 - Related Party Transactions (Details Textual)								9 Months Ended	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2023 EUR (€)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 EUR (€)	Sep. 30, 2019 USD ($)	Jan. 01, 2018	Jan. 01, 2012 EUR (€)	Sep. 30, 2020	Dec. 31, 2022 USD ($) $ / €	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 01, 2019 USD ($)
Related Party Agreement Term (Year)						5 years	5 years
Related Party Transaction Discount Percentage						5.00%	5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up			$ 385	€ 360			€ 342.5
Service Management Costs Daily Fee Related Party			$ 770	€ 720							€ 685		€ 685
Foreign Currency Exchange Rate, Remeasurement (in USD per EUR) | $ / €									1.07
Due to Related Parties, Total									$ 32,146	$ 309,970
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction									4,920,063	4,294,789		$ 5,293,199
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction									420,000	460,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction									2,420,000	2,460,000		2,000,000
First Debt Agreement [Member] | Colby Trading Ltd [Member]
Due to Related Parties, Total					$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total												160,035
Repayments of Long-Term Debt, Total					$ 625,000
Second Debt Agreement [Member] | Colby Trading Ltd [Member]
Due to Related Parties, Total																$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total										50,000		201,248
Eurochart [Member] | Vessel Sales [Member]
Due to Related Parties, Total									$ 255,000					$ 175,000	$ 175,000
Related Party Transaction Commission, Percentage								1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party									$ 0	0		153,750
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage								1.25%
Related Party Transaction, Expenses from Transactions with Related Party									2,370,381	1,075,274		504,892
Eurochart [Member] | Vessel Sales, Commission [Member]
Related Party Transaction, Amounts of Transaction									400,000
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 118,614	77,896		100,837
Related Party Transaction Commission on Premium, Maximum, Percentage									5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 235,228	$ 155,739		$ 203,678
Related Party Transaction Amounts of Transaction Per Crew Member Per Month									$ 50
Subsequent Event [Member]
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up	$ 415	€ 387.5
Service Management Costs Daily Fee Related Party	$ 829	€ 775